November 3, 2003
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Hilliard Lyons Research Trust
                  File Nos. 333-75851 and 811-09281
                  ---------------------------------

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Hilliard Lyons Research Trust do not differ from those contained in Post-Effective Amendment No. 4 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2003.

Please direct any communications concerning this filing to Lisa Alfieri, Regulatory Administrator, at (302) 791-1906.

Very truly yours,

/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr.
Assistant Treasurer

Enclosures


cc:      David Sturms, Esq.
         Jolly Fulmor